Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following table and related disclosure to illustrate the relationship between executive compensation “actually paid” (as calculated herein) and certain measures of Company financial performance. For information regarding the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with its performance in practice, refer to the “Compensation Discussion and Analysis” section above. References to “PEO” in the tables below refer to Jeffrey Painter, our Chief Executive Officer.

Fiscal Year (a)	Summary compensation table total for PEO (1) ($) (b)	Compensation actually paid to PEO (2) ($) (c)	Average summary compensation table total for non-PEO named executive officers (3) ($) (d)	Average compensation actually paid to non-PEO named executive officers (4) ($) (e)	Value of initial fixed $100 investment based on:		Net income (loss) (7) ($) (h)	EBITDA (8) ($) (i)
					Total shareholder return (5) ($) (f)	Peer group total shareholder return (6) ($) (g)
2023	502,215	502,215	264,426	264,426	579.24	98.24	69,818,591	78,857,831
2022	456,903	456,903	231,287	231,287	431.57	130.03	85,703,864	97,032,309
2021	350,990	350,990	185,323	185,323	186.5	142.28	27,109,878	38,119,853

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote	The amounts reported in this column reflect, for each applicable fiscal year, the amounts of total compensation reported for Jeffrey Painter (our Chief Executive Officer) in the “Total Compensation” column of the Summary Compensation Table.The amounts reported in this column reflect, for each applicable fiscal year, the average of the amounts reported in the "Total Compensation" column of the Summary Compensation Table for the Company’s named executive officers other than the PEO. The named executive officers included for this purpose for each applicable fiscal year are as follows: William Dartt, Jeremey Herlyn and Casey Bruns.
Peer Group Issuers, Footnote	The amounts reported in this column reflect the value based on the cumulative total shareholder return of the NASDAQ Clean Edge Green Energy Index, one of the published industry indexes used in the performance graph for the fiscal year ended September 30, 2023, during the period from September 30, 2020 through the end of the applicable fiscal year, of a hypothetical investment of $100.
PEO Total Compensation Amount	$ 502,215	$ 456,903	$ 350,990
PEO Actually Paid Compensation Amount	$ 502,215	456,903	350,990
Adjustment To PEO Compensation, Footnote	The amounts reported in this column reflect, for each applicable fiscal year, the “compensation actually paid” as calculated under SEC rules (“CAP”) to Mr. Painter. The CAP is the same as the total compensation reported in column (b) as no adjustments were required.
Non-PEO NEO Average Total Compensation Amount	$ 264,426	231,287	185,323
Non-PEO NEO Average Compensation Actually Paid Amount	$ 264,426	231,287	185,323
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported in this column reflect, for each applicable fiscal year, the average amount of CAP to the Company’s named executive officers other than the PEO. The CAP is the same as the total compensation reported in column (d) as no adjustments were required.
Compensation Actually Paid vs. Total Shareholder Return
Below are graphs showing the relationship of “Compensation Actually Paid” to our PEO and non-PEO named executive officers for our fiscal years 2021, 2022 and 2023 to (1) TSR of both our units and the NASDAQ Clean Edge Green Energy Index, (2) net income, and (3) EBITDA.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Below are graphs showing the relationship of “Compensation Actually Paid” to our PEO and non-PEO named executive officers for our fiscal years 2021, 2022 and 2023 to (1) TSR of both our units and the NASDAQ Clean Edge Green Energy Index, (2) net income, and (3) EBITDA.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures

The following is a list of the most important financial performance measures that the Company has used to link compensation of our named executive officers to Company performance for the fiscal year ended September 30, 2023:

•Net Income
•EBITDA
•Net cash provided by operations
•Net cash used for investing activities
•Net cash used for financing activities

Total Shareholder Return Amount	$ 579.24	431.57	186.5
Peer Group Total Shareholder Return Amount	98.24	130.03	142.28
Net Income (Loss)	$ 69,818,591	$ 85,703,864	$ 27,109,878
Company Selected Measure Amount	78,857,831	97,032,309	38,119,853
PEO Name	Jeffrey Painter
Additional 402(v) Disclosure	The amounts reported in this column reflect the value based on the cumulative total shareholder return, during the period from September 30, 2020 through the end of the applicable fiscal year, of a hypothetical investment of $100 in the Company’s units.Represents the amount of net income (loss) reflected in the Company’s audited consolidated financial statements for each applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Non-GAAP Measure Description	We have selected EBITDA as the Company-Selected Measure.
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Net cash provided by operations
Measure:: 4
Pay vs Performance Disclosure
Name	Net cash used for investing activities
Measure:: 5
Pay vs Performance Disclosure
Name	Net cash used for financing activities